Registration No. 33-73244 and 811-08226

As filed with the Securities and Exchange Commission on August 2, 2011

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 41	☒

TEMPLETON GLOBAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923

(Address of Principal Executive Offices)         (Zip Code)

(954) 527-7500

(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On August 1, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Amendment to the registration statement of the Registrant on Form N-1A (the "Amendment") relates only to the prospectuses and statements of additional information of Templeton Asian Growth Fund, Templeton BRIC Fund, Templeton Emerging Markets Small Cap Fund and Templeton Frontier Markets Fund, series of the Registrant, and does not otherwise delete, amend, or supersede any other information relating to any other series of the Registrant. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933 and the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 2nd day of August, 2011.

TEMPLETON GLOBAL INVESTMENT TRUST

(REGISTRANT)

By: /s/DAVID P. GOSS

David P. Goss

Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

GARY P. MOTYL*
Gary P. Motyl	President and Chief Executive Officer – Investment Management	August 2, 2011
LAURA F. FERGERGON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	August 2, 2011
MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	August 2, 2011
HARRIS J. ASHTON*
Harris J. Ashton	Trustee	August 2, 2011
ANN TORRE BATES*
Ann Torre Bates	Trustee	August 2, 2011
FRANK J. CROTHERS*
Frank J. Crothers	Trustee	August 2, 2011
EDITH E. HOLIDAY*
Edith E. Holiday	Trustee	August 2, 2011
CHARLES B. JOHNSON*
Charles B. Johnson	Trustee	August 2, 2011
GREGORY E. JOHNSON*
Gregory E. Johnson	Trustee	August 2, 2011
J. MICHEAL LUTTIG*
J. Michael Luttig	Trustee	August 2, 2011
DAVID W. NIEMIEC*
David W. Niemiec	Trustee	August 2, 2011
FRANK A. OLSON
Frank A. Olson	Trustee	August 2, 2011
LARRY D. THOMPSON*
Larry D. Thompson	Trustee	August 2, 2011
CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Trustee	August 2, 2011
ROBERT E. WADE*
Robert E. Wade	Trustee	August 2, 2011

*By:/s/DAVID P. GOSS

 David P. Goss

Attorney-in-fact

(Pursuant to Powers of Attorney

  previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase